Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2023 Pay Versus Performance
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and company performance for the fiscal years listed below. This pay versus performance disclosure should not be deemed incorporated by reference into any other filing under the Securities Act of 1933 or the Exchange Act of 1934.
2023 Pay Versus Performance Table
Year (a)	Summary Compen- sation Table Total for PEO 1(1) ($)(b)	Compen- sation Actually Paid to PEO 1(1),(2),(3) ($)(c)	Summary Compen- sation Table Total for PEO 2(1) ($)(b)	Compen- sation Actually Paid to PEO 2(1),(2),(3) ($)(c)	Average Summary Compen- sation Table Total for non-PEO NEOs(1) ($)(c)	Average Compen- sation Actually Paid to non- PEO NEOs(1),(2),(3) ($)(e)	Value of Initial Fixed $100 Investment based on(4):		Net Income ($ millions) (h)	AFFO Available to Common Stock- holders and Unit Holders(5) ($ millions) (i)
							TSR ($)(f)	Peer Group TSR ($)(g)
2023	—	—	6,015,205	10,397,228	2,406,619	5,315,520	136.43	113.35	342	473.1
2022	7,761,196	6,710,784	—	—	2,902,402	2,733,528	97.30	99.67	135	363.5
2021	11,176,606	15,683,430	—	—	2,790,546	3,712,300	108.93	131.78	(195)	52.0
2020	4,443,270	1,624,068	—	—	1,363,271	782,922	80.26	92.00	(461)	(149.6)
(1)
Colin Reed was our PEO for the 2020-2022 fiscal years. Mark Fioravanti was our PEO for the 2023 fiscal year. The individuals comprising the non-PEO NEOs for each fiscal year presented are listed below.

2020 – 2022	2023
Mark Fioravanti	Colin Reed
Jennifer Hutcheson	Jennifer Hutcheson
Patrick Chaffin	Patrick Chaffin
Scott Lynn	Scott Lynn
(2)
The amounts shown for Compensation Actually Paid (CAP) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the company’s PEO and non-PEO NEOs. These amounts reflect the Summary Compensation Table total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid (CAP) reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid (CAP) to PEO ($)
2023	6,015,205	(2,857,285)	7,239,308	10,397,228
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Compensation Actually Paid (CAP) to Non-PEO NEOs ($)
2023	2,406,619	(890,722)	3,799,623	5,315,520
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables.
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity for PEO ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2023	4,163,981	2,940,638	—	134,689	—	—	7,239,308
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity for Non-PEO NEOs ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non- PEO NEOs ($)	Total – Inclusion of Equity Values for Non-PEO NEOs ($)
2023	1,298,000	2,381,109	—	120,514	—	—	3,799,623
(4)
The Peer Group Total Stockholder Return (TSR) set forth in this table utilizes the FTSE NAREIT Equity REITs Index, which we also utilize in the stock performance graph required by Item 201(e) of SEC Regulation S-K included in our 2023 annual report to stockholders. The comparison assumes $100 was invested for the period starting December 31, 2019 through the end of the listed year in the company and in the FTSE NAREIT Equity REITs Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)
We determined Adjusted Funds from Operations (AFFO) available to common stockholders and unit holders to be the most important financial performance measure used to link company performance to Compensation Actually Paid (CAP) to our PEO and non-PEO NEOs in 2023 since, as described in the Compensation Discussion and Analysis above, this metric represents the largest component of the financial performance goals established for our 2023 short-term cash incentive compensation plan. AFFO available to common stockholders and unit holders is a non-GAAP financial measure. For a definition of AFFO available to common stockholders and unit holders and a reconciliation of this non-GAAP financial measure to consolidated net income (the most comparable GAAP financial measure), and an explanation of why we believe AFFO available to common stockholders and unit holders presents useful information to investors, see Appendix A. We may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	AFFO available to common stockholders and unit holders
Named Executive Officers, Footnote
(1)
Colin Reed was our PEO for the 2020-2022 fiscal years. Mark Fioravanti was our PEO for the 2023 fiscal year. The individuals comprising the non-PEO NEOs for each fiscal year presented are listed below.

2020 – 2022	2023
Mark Fioravanti	Colin Reed
Jennifer Hutcheson	Jennifer Hutcheson
Patrick Chaffin	Patrick Chaffin
Scott Lynn	Scott Lynn

Peer Group Issuers, Footnote
(4)
The Peer Group Total Stockholder Return (TSR) set forth in this table utilizes the FTSE NAREIT Equity REITs Index, which we also utilize in the stock performance graph required by Item 201(e) of SEC Regulation S-K included in our 2023 annual report to stockholders. The comparison assumes $100 was invested for the period starting December 31, 2019 through the end of the listed year in the company and in the FTSE NAREIT Equity REITs Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 6,015,205
PEO Actually Paid Compensation Amount	$ 10,397,228
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid (CAP) reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid (CAP) to PEO ($)
2023	6,015,205	(2,857,285)	7,239,308	10,397,228
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables.
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity for PEO ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total – Inclusion of Equity Values for PEO ($)
2023	4,163,981	2,940,638	—	134,689	—	—	7,239,308

Non-PEO NEO Average Total Compensation Amount	$ 2,406,619	$ 2,902,402	$ 2,790,546	$ 1,363,271
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,315,520	2,733,528	3,712,300	782,922
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid (CAP) reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Compensation Actually Paid (CAP) to Non-PEO NEOs ($)
2023	2,406,619	(890,722)	3,799,623	5,315,520
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables.
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity for Non-PEO NEOs ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non- PEO NEOs ($)	Total – Inclusion of Equity Values for Non-PEO NEOs ($)
2023	1,298,000	2,381,109	—	120,514	—	—	3,799,623

Compensation Actually Paid vs. Total Shareholder Return
Description of the Relationships Between Executive Compensation Actually Paid (CAP) and Metrics on the Pay Versus Performance Table
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid (CAP), Company Total Shareholder Return (TSR) and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid (CAP) to our PEOs, the average of Compensation Actually Paid (CAP) to our non-PEO NEOs, the company’s cumulative TSR over the four most recently completed fiscal years, and the cumulative TSR for the FTSE NAREIT Equity REITs Index over same period.

Compensation Actually Paid vs. Net Income
Description of the Relationships Between Executive Compensation Actually Paid (CAP) and Metrics on the Pay Versus Performance Table
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid (CAP) and Net Income
The following chart sets forth the relationship between Compensation Actually Paid (CAP) to our PEOs, the average of Compensation Actually Paid (CAP) to our non-PEO NEOs, and the company’s net income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of the Relationships Between Executive Compensation Actually Paid (CAP) and Metrics on the Pay Versus Performance Table
Relationship Between PEO and Average Non-PEO NEO Compensation Actually Paid (CAP) and AFFO Available to Common Stockholders and Unit Holders
The following chart sets forth the relationship between Compensation Actually Paid (CAP) to our PEOs, the average of Compensation Actually Paid (CAP) to our non-PEO NEOs, and the company’s AFFO available to common stockholders and unit holders during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of the Relationships Between Executive Compensation Actually Paid (CAP) and Metrics on the Pay Versus Performance Table
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid (CAP), Company Total Shareholder Return (TSR) and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid (CAP) to our PEOs, the average of Compensation Actually Paid (CAP) to our non-PEO NEOs, the company’s cumulative TSR over the four most recently completed fiscal years, and the cumulative TSR for the FTSE NAREIT Equity REITs Index over same period.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the company considers to have been the most important in linking Compensation Actually Paid (CAP) to our PEO and our non-PEO NEOs for 2023 to company performance. The measures in this table are not ranked.
Most Important Financial Performance Measures
AFFO Available to Common Stockholders and Unit Holders
Total Consolidated Revenue
Consolidated Adjusted EBITDAre Margin
Relative TSR (Outperformance of 2023 Compensation Peer Group)
Relative TSR (Outperformance of Identified Companies within the FTSE NAREIT Lodging Resorts Index)

Total Shareholder Return Amount	$ 136.43	97.3	108.93	80.26
Peer Group Total Shareholder Return Amount	113.35	99.67	131.78	92
Net Income (Loss)	$ 342,000,000	$ 135,000,000	$ (195,000,000)	$ (461,000,000)
Company Selected Measure Amount	473,100,000	363,500,000	52,000,000	(149,600,000)
PEO Name	Mark Fioravanti	Colin Reed	Colin Reed	Colin Reed
Measure:: 1
Pay vs Performance Disclosure
Name	AFFO Available to Common Stockholders and Unit Holders
Non-GAAP Measure Description
(5)
We determined Adjusted Funds from Operations (AFFO) available to common stockholders and unit holders to be the most important financial performance measure used to link company performance to Compensation Actually Paid (CAP) to our PEO and non-PEO NEOs in 2023 since, as described in the Compensation Discussion and Analysis above, this metric represents the largest component of the financial performance goals established for our 2023 short-term cash incentive compensation plan. AFFO available to common stockholders and unit holders is a non-GAAP financial measure. For a definition of AFFO available to common stockholders and unit holders and a reconciliation of this non-GAAP financial measure to consolidated net income (the most comparable GAAP financial measure), and an explanation of why we believe AFFO available to common stockholders and unit holders presents useful information to investors, see Appendix A. We may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	Total Consolidated Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Consolidated Adjusted EBITDAre Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR (Outperformance of 2023 Compensation Peer Group)
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR (Outperformance of Identified Companies within the FTSE NAREIT Lodging Resorts Index)
Colin Reed [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 7,761,196	$ 11,176,606	$ 4,443,270
PEO Actually Paid Compensation Amount	0	6,710,784	15,683,430	1,624,068
Mark Fioravanti [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	6,015,205	0	0	0
PEO Actually Paid Compensation Amount	10,397,228	$ 0	$ 0	$ 0
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,857,285)
PEO | Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,239,308
PEO | Year End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,163,981
PEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,940,638
PEO | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	134,689
PEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(890,722)
Non-PEO NEO | Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,799,623
Non-PEO NEO | Year End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,298,000
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,381,109
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	120,514
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Equity Awards not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0